Segment information (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 610,605	$ 191,412	₪ 575,795	₪ 543,262
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue	213,480	66,608	209,974	212,728
Canned Vegetables, Fruits and Pickles [Member]
Disclosure of operating segments [line items]
Revenue	110,255	34,563	104,027	86,212	[1]
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue	86,302	27,367	83,056	74,750
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue	74,577	23,378	59,026	61,573
Oils [Member]
Disclosure of operating segments [line items]
Revenue	47,942	15,029	46,727	43,058
Other [Member]
Disclosure of operating segments [line items]
Revenue	₪ 78,049	$ 24,467	₪ 72,985	₪ 64,941	[1]

[1]	Reclassified